UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 1 of its series, Wells Fargo Managed Account CoreBuilder Shares – Series M. The series has a December 31 fiscal year end.

Date of reporting period: December 31, 2013

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Managed Account

CoreBuilder SharesSM – Series M

Annual Report

December 31, 2013

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Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares—Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 2013

	Inception date	1 year	5 year	Since inception
Wells Fargo Managed Account CoreBuilder Shares—Series M	4-14-2008	(1.37)	10.78	8.25
Barclays Municipal Bond Index[1]	–	(2.55)	5.89	4.47

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-368-0627.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC, has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series M	3

Growth of $10,000 investment[2] as of December 31, 2013

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The chart compares the performance of the Fund since inception with the Barclays Municipal Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

4.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

4	Wells Fargo Managed Account CoreBuilder Shares—Series M	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the Barclays Municipal Bond Index, during the 12-month period that ended December 31, 2013, by more than 100 basis points (100 basis points equals 1.00%). Individual security selection drove the majority of the Fund’s outperformance.

■	A short duration position during the first half of the year contributed to performance when the market sold off. An underweight in Puerto Rico bonds helped relative performance.

■	Suboptimal credit and sector allocations detracted from relative results.

Higher interest rates and fund outflows caused municipal bonds to post negative returns for 2013.

Municipal bonds, as measured by the Barclays Municipal Bond Index, returned -2.55% during 2013, the worst performance since 1994. Interest rates moved higher in anticipation of the Federal Reserve reducing its bond-buying program, with a particularly sharp upward spike in the second quarter. As a result, municipal bond mutual fund outflows reached a record level of just over $60 billion in 2013. This lack of demand more than countered the benefit of significantly less supply of municipal debt issuance during the period. Despite continued improvement to overall municipal credit quality, the high-profile bankruptcy filing by the city of Detroit, deteriorating credit quality in Puerto Rico, and concerns about ongoing pension issues weighed heavily on the market.

Strategy decisions focused on duration, yield-curve positioning, credit allocations, and issue selection.

Duration was a positive contributor to performance. The Fund began the year with its duration shorter than the benchmark’s, and we kept its duration short as interest rates rose and the market sold off through the second quarter, which contributed to performance. Given this sharp rise in interest rates, we didn’t have a strong conviction about the short-term direction of interest rates and therefore brought duration to neutral. Because technical factors looked likely to be supportive of municipal bond prices in early 2014, we continued to add duration.

Effective maturity distribution[3] as of December 31, 2013

Yield-curve positioning was a modest detractor of performance. Our underweight in the short end of the yield curve detracted from performance because the short end outperformed; however, our underweight in the long end of the yield curve contributed to performance because the long end underperformed. We had our biggest overweight in the 10- to 20-year part of the curve, which we believed provided the best relative value and would benefit the most from the roll, or a natural decline in yield (increase in price) as a bond’s maturity shortens. The outperformance of the short end and subsequent steepening of the yield curve offset the benefits from the roll.

Credit positioning was a modest detractor from performance. The Fund was overweight BBB-rated and A-rated investment-grade bonds, which underperformed. However, the fund was underweight Puerto Rico bonds, which benefited relative results because Puerto Rico debt had large negative results in 2013.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series M	5

Credit quality[4] as of December 31, 2013

Sector allocations also detracted. The Fund was overweight the underperforming revenue sector and underweight the outperforming prerefunded sector. Within our sector decisions, the Fund was overweight local general obligation bonds and industrial development revenue/pollution control revenue bonds. We also liked the transportation and special tax sectors. We believe our rigorous credit analysis benefited the Fund by both identifying opportunities and avoiding pitfalls.

We see opportunities amid the challenges of 2014.

While we believe rates are headed modestly higher in 2014, we see opportunities in the municipal market. The economy is improving, which we expect will lead to continued improvement in municipal credit quality and tightening of credit spreads. The yield difference between AAA-rated and BBB-rated bonds is wider than its average over the past 20 years. We believe income will be an important component of return in the coming year, and bond selection will be critical to achieve positive returns. We currently anticipate maintaining an overweight in lower-rated investment-grade credit tiers, which as we expect should be a source of income in the short term and outperformance in the intermediate and longer term if credit spreads narrow.

We expect to become more defensive by selling duration when prices increase, as we expect they will in the first quarter of 2014. At that point, we are likely to keep the Fund’s duration short in anticipation of higher rates. We will continue to endeavor to minimize interest-rate risk by underweighting the long end of the yield curve and instead optimizing our yield-curve positioning to maximize the roll.

Please see footnotes on page 3.

6	Wells Fargo Managed Account CoreBuilder Shares—Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]		Net annual expense ratio
Actual	$1,000.00	$1,002.40	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	*	0.00	%*

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—December 31, 2013	Wells Fargo Managed Account CoreBuilder Shares—Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.33%

Alabama: 0.59%
Jefferson County AL Sewer Revenue Project CAB Series B (Water & Sewer Revenue) ¤	0.00%	10-1-2028	$1,500,000	$615,603

Arizona: 4.56%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	550,000	514,393
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	473,315
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	345,000	335,795
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2026	1,000,000	1,057,170
Salt Verde AZ Financial Corporation Project (Utilities Revenue) 144A	5.50	12-1-2037	1,500,000	1,390,095
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	85,000	86,011
Verrado AZ Community Facilities District #1 (GO) 144A	5.00	7-15-2022	500,000	505,530
Yavapai County AZ IDA AgriBusiness & Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	419,208

				4,781,517

California: 9.91%
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2019	700,000	530,390
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue) %%¤	0.00	1-15-2036	1,000,000	254,320
California HFFA Community Program for Persons with Developmental Disabilities Series A (Miscellaneous Revenue)	6.25	2-1-2026	100,000	112,167
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	999,610
California PCFA Water Furnishing Revenue Bonds Poseidon Resources Desalination Project (IDR) 144A	5.00	11-21-2045	1,000,000	798,170
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	281,898
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	111,838
California Various Purposes (GO)	6.00	4-1-2038	200,000	224,286
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	500,000	202,350
Compton CA Community College Series A (GO, National Insured)	5.25	7-1-2019	15,000	15,312
Corona-Norca CA Unified School District Election of 2006 CAB Series C (GO, AGM Insured) ¤	0.00	8-1-2039	130,000	116,210
Escondido CA Unified School District Election of 2008 CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2029	200,000	90,966
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	70,000	25,055
Gilroy CA Unified School District Refunding CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	130,000	60,817
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	100,000	53,497
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	150,000	158,816
Long Beach CA Revenue Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.61	11-15-2027	1,000,000	805,540
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	6.13	11-1-2029	150,000	166,406
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.80	7-1-2019	1,750,000	1,602,580
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-2024	100,000	111,403
Palo Alto CA Improvement Bond University Avenue Area Off-Street Parking Assessment District Project (Miscellaneous Revenue)	4.00	9-2-2020	240,000	251,534
Palomar CA College District Election of 2006 CAB Series B (GO) ¤	0.00	8-1-2032	570,000	210,769
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	450,000	500,922

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares—Series M	Portfolio of investments—December 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25%	12-1-2020	$150,000	$164,981
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.63	11-1-2038	500,000	359,015
Stockton CA Unified School District (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2016	100,000	106,230
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,036,640
University of California Revenue General Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,044,060

				10,395,782

Colorado: 2.25%
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	218,698
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	279,905
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	250,000	276,885
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	505,515
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	977,770
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	90,000	98,984

				2,357,757

Connecticut: 0.49%
Connecticut Securities Industry & Financial Markets Association Series A (Miscellaneous Revenue) ±	1.05	3-1-2025	525,000	518,600

District of Columbia: 0.85%
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	295,599
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	80,000	84,474
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	510,848

				890,921

Florida: 5.54%
CityPlace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	540,525
CityPlace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	259,723
Florida Development Financial Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	6.00	9-15-2040	1,000,000	899,700
Florida Development Financial Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	981,270
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	210,208
Martin County FL IDA Indiantown Cogeneration Project (IDR)	4.20	12-15-2025	1,000,000	846,420
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,043,380
Seminole Tribe Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,035,300

				5,816,526

Georgia: 0.05%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, Ambac Insured)	5.00	1-1-2027	50,000	49,064

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013	Wells Fargo Managed Account CoreBuilder Shares—Series M	9

Security name	Interest rate	Maturity date	Principal	Value

Guam: 2.33%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$365,000	$366,434
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	300,000	324,261
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	75,000	75,520
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2021	550,000	592,141
Guam International Airport Authority Series C (Airport Revenue, AGM Insured)	6.13	10-1-2043	500,000	520,225
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	563,350

				2,441,931

Idaho: 0.75%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	109,385
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	438,085
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	243,735

				791,205

Illinois: 18.74%
Bureau County IL Township High School District #502 Series A (Education Revenue)	6.25	12-1-2033	750,000	813,405
Chicago IL Board of Education School Reform Project CAB Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	3,000,000	2,022,270
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	250,000	280,303
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	1,000,000	1,034,530
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2022	250,000	260,635
Chicago IL City Colleges Capital Improvement Project CAB (Education Revenue) ¤	0.00	1-1-2031	800,000	265,264
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2043	1,500,000	1,493,700
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,000,000	1,021,550
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2026	480,000	483,720
Chicago IL Series A (GO)	5.25	1-1-2026	550,000	560,511
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2018	300,000	314,007
Chicago IL Series C (GO)	5.00	1-1-2034	1,000,000	947,930
Chicago IL Wastewater Transmission Project (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,011,830
Cook County IL Community College District #508 (Education Revenue)	5.25	12-1-2043	1,000,000	996,960
Cook County IL Community College District #508 (Education Revenue)	5.50	12-1-2038	1,000,000	1,039,470
Cook County IL School District #159 CAB (GO, AGM Insured) ¤	0.00	12-1-2023	615,000	390,420
Illinois (GO, AGM Insured)	5.00	1-1-2023	300,000	312,129
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	218,974
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	60,000	60,970
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	504,305
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	420,584
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2026	1,000,000	1,080,380
Illinois Series A (Tax Revenue)	5.00	6-1-2019	175,000	194,530
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	378,000
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	75,000	64,501
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2032	1,000,000	330,310
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B (Tax Revenue, National Insured) ¤	0.00	6-15-2029	100,000	42,587
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue) ¤	0.00	6-15-2026	3,500,000	1,855,420

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares—Series M	Portfolio of investments—December 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00%	6-15-2027	$175,000	$85,624
Sangamon County IL School District #186 COP Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	420,000	372,901
Sterling IL (GO)	4.00	11-1-2019	540,000	576,709
Will County IL School District #114 CAB Series C (GO, National Insured) ¤	0.00	12-1-2017	255,000	224,387

				19,658,816

Indiana: 3.10%
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	2.21	11-15-2031	150,000	153,269
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2035	1,000,000	930,260
Indiana Finance Authority Series M (GO)	5.00	7-1-2029	605,000	639,745
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,402,787
Jasper County IN PCR Northern Series B (IDR, National Insured)	5.60	11-1-2016	110,000	121,287

				3,247,348

Iowa: 0.45%
Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	500,000	467,495

Kentucky: 0.50%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	527,296

Louisiana: 1.66%
Louisiana Public Facilities Authority Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	750,000	679,980
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.50	5-15-2028	500,000	517,810
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	547,840

				1,745,630

Maine: 0.34%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	166,133
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	191,401

				357,534

Maryland: 0.13%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	134,455

Massachusetts: 0.22%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	113,137
Massachusetts Municipal Wholesale Electric Company Nuclear Mix #1 Series 1 (Utilities Revenue, National Insured) ±(m)(n)	0.12	7-1-2014	125,000	121,563

				234,700

Michigan: 8.93%
Comstock MI Public Schools CAB (GO, Ambac Insured) ¤	0.00	5-1-2014	200,000	199,254
Detroit MI Distributable State Aid Project (GO)	4.25	11-1-2021	770,000	758,181

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013	Wells Fargo Managed Account CoreBuilder Shares—Series M	11

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Detroit MI Sewer Disposal System Authority CAB Series A (Water & Sewer Revenue, National Insured) ¤	0.00%	7-1-2019	$125,000	$89,894
Detroit MI Sewer Disposal System Authority CAB Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2020	1,335,000	895,692
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM/National Insured) ±	5.25	7-1-2022	250,000	250,553
Detroit MI Sewer Disposal System Authority Series B (Water & Sewer Revenue, National Insured)	5.25	7-1-2021	630,000	617,098
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.00	7-1-2021	170,000	164,732
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	500,000	474,050
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2015	355,000	357,844
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	745,738
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2019	630,000	617,211
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	47,453
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	50,000	52,206
Michigan Public ECFA Bradford Academy Project (Education Revenue)	8.00	9-1-2021	160,000	103,990
Michigan Public Educational Facilities Landmark Academy Project (Education Revenue)	6.00	6-1-2020	480,000	486,336
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	432,930
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	786,389
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	870,339
Wayne County MI Detroit School District School Building & Site Improvement Project Series A (GO, AGM Insured)	5.25	5-1-2030	1,000,000	1,004,290
Western Michigan University General Revenue & Refunding Bonds (Education Revenue)	5.25	11-15-2031	400,000	414,000

				9,368,180

Minnesota: 1.28%
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,347,090

Mississippi: 0.99%
Mississippi Development Bank City of Jackson Water & Sewer Project Series A (Water & Sewer Revenue)	5.00	9-1-2030	1,000,000	1,040,590

Nevada: 0.34%
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	350,000	356,829

New Jersey: 3.26%
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,576,256
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	278,555

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares—Series M	Portfolio of investments—December 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00%	6-15-2020	$285,000	$321,756
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.66	3-1-2028	1,000,000	975,520
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	268,463

				3,420,550

New York: 1.86%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	500,085
Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	168,699
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.09	4-1-2017	250,000	246,875
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	520,000	522,470
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	518,315

				1,956,444

Ohio: 0.22%
Ohio Enterprise Bond Fund Program Toledo Series 2A (IDR)	5.50	12-1-2019	205,000	228,821

Oregon: 0.74%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	583,365
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	187,738

				771,103

Pennsylvania: 7.68%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	800,000	739,888
Allegheny County PA Series C-72 (GO)	5.25	12-1-2032	1,000,000	1,033,540
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.56	11-1-2039	750,000	750,248
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	329,063
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	505,000	500,637
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	100,000	99,299
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue) ±	0.91	6-1-2037	500,000	336,845
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,464,400
McKeesport PA Area School District CAB (GO, National Insured) ¤	0.00	10-1-2025	290,000	160,843
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Hospital Revenue)	6.25	7-1-2023	1,000,000	988,050
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	355,000	333,711
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	310,000	309,702
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	436,649
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	285,000	290,526
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	281,286

				8,054,687

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013	Wells Fargo Managed Account CoreBuilder Shares—Series M	13

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico: 1.62%
Puerto Rico Educational Financing Authority Inter American University of Puerto Rico Project (Education Revenue)	5.00%	10-1-2022	$800,000	$718,320
Puerto Rico Electric Power Authority Series A (Utilities Revenue)	7.00	7-1-2033	1,000,000	806,080
Puerto Rico Sales Tax Financing Corporation CAB First Sub Series A1 (Tax Revenue) ¤	0.00	8-1-2023	375,000	178,470

				1,702,870

Rhode Island: 1.89%
Rhode Island Economic Development Corporation Series A (Airport Revenue, AGM Insured)	5.00	7-1-2019	575,000	586,253
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	1,400,000	1,398,418

				1,984,671

South Carolina: 0.34%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue)	8.50	12-1-2018	100,000	102,272
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	256,289

				358,561

Tennessee: 3.20%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	100,000	111,011
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,100,000	1,147,696
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	1,750,000	1,784,843
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	285,000	313,107

				3,356,657

Texas: 8.37%
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,050,000	927,339
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	350,000	382,029
Dallas-Fort Worth TX International Airport Series F (Airport Revenue)	5.25	11-1-2033	1,000,000	1,040,450
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	250,000	243,223
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	205,000	220,773
Lewisville TX Combination Contract Revenue & Special Assessment Refunding & Capital Improvement Bonds Lewisville Castle Hills Public Improvement District #3 Project (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	425,000	429,845
North Texas Tollway Authority System Series 2011B (Transportation Revenue)	5.00	1-1-2026	350,000	366,832
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.86	9-15-2017	375,000	370,331
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,021,070
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	1,500,000	1,703,145
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	225,000	251,267
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	55,692
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,391,208
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	373,679

				8,776,883

Utah: 0.27%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	165,000	164,055
Utah Charter School Finance Authority Paradigm High School Project (Education Revenue)	5.00	7-15-2015	115,000	117,315

				281,370

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares—Series M	Portfolio of investments—December 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Vermont: 0.48%
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.24%	12-3-2035	$500,000	$503,230

Virgin Islands: 2.23%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2009B (Miscellaneous Revenue)	5.00	10-1-2025	1,000,000	1,032,300
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2010A (Tax Revenue)	5.00	10-1-2025	200,000	202,182
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2013B (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,053,520
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10-1-2039	50,000	50,502

				2,338,504

Washington: 0.50%
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)	5.00	7-1-2026	500,000	525,910

Wisconsin: 1.67%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	995,110
Wisconsin PFA Charter School Voyager Foundation Project Series A (Education Revenue)	5.50	10-1-2022	780,000	760,913

				1,756,023

Total Municipal Obligations (Cost $104,513,349)				103,161,153

	Yield		Shares

Short-Term Investments: 0.70%

Investment Companies: 0.70%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		739,758	739,758

Total Short-Term Investments (Cost $739,758)				739,758

Total investments in securities
(Cost $105,253,107)*	99.03%	103,900,911
Other assets and liabilities, net	0.97	1,012,721

Total net assets	100.00%	$104,913,632

¤	Security issued in zero coupon form with no periodic interest payments.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $105,253,234 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,096,181
Gross unrealized depreciation	(2,448,504)

Net unrealized depreciation	$(1,352,323)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2013	Wells Fargo Managed Account CoreBuilder Shares—Series M	15

Assets
Investments
In unaffiliated securities, at value (see cost below)	$103,161,153
In affiliated securities, at value (see cost below)	739,758

Total investments, at value (see cost below)	103,900,911
Cash	25,531
Receivable for investments sold	30,000
Receivable for Fund shares sold	415,229
Receivable for interest	1,311,650

Total assets	105,683,321

Liabilities
Dividends payable	405,217
Payable for investments purchased	255,880
Payable for Fund shares redeemed	108,592

Total liabilities	769,689

Total net assets	$104,913,632

NET ASSETS CONSIST OF
Paid-in capital	$106,684,877
Undistributed net investment income	25,972
Accumulated net realized losses on investments	(445,021)
Net unrealized losses on investments	(1,352,196)

Total net assets	$104,913,632

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$104,913,632
Shares outstanding	9,547,690
Net asset value per share	$10.99

Investments in unaffiliated securities, at cost	$104,513,349

Investments in affiliated securities, at cost	$739,758

Total investments, at cost	$105,253,107

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares—Series M	Statement of operations—year ended December 31, 2013

Investment income
Interest	$3,044,141
Dividends	23,977
Income from affiliated securities	600

Total investment income	3,068,718

Expenses
Custody and accounting fees	9,332
Professional fees	13,708
Registration fees	5,317
Shareholder report expenses	15,368
Trustees’ fees and expenses	14,353
Other fees and expenses	3,136

Total expenses	61,214
Less: Expense reimbursements	(61,214)

Net expenses	0

Net investment income	3,068,718

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(575,726)
Futures transactions	162,196

Net realized losses on investments	(413,530)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(3,652,504)
Futures transactions	(31,652)

Net change in unrealized gains (losses) on investments	(3,684,156)

Net realized and unrealized gains (losses) on investments	(4,097,686)

Net decrease in net assets resulting from operations	$(1,028,968)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Managed Account CoreBuilder Shares—Series M	17

	Year ended December 31, 2013		Year ended December 31, 2012

Operations
Net investment income		$3,068,718		$1,393,920
Net realized gains (losses) on investments		(413,530)		1,160,354
Net change in unrealized gains (losses) on investments		(3,684,156)		1,484,565

Net increase (decrease) in net assets resulting from operations		(1,028,968)		4,038,839

Distributions to shareholders from
Net investment income		(3,043,111)		(1,393,391)
Net realized gains		(205,839)		(1,029,041)

Total distributions to shareholders		(3,248,950)		(2,422,432)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	7,347,765	82,864,916	3,661,357	42,042,651
Payment for shares redeemed	(2,099,594)	(23,584,081)	(1,120,649)	(12,974,905)

Net increase in net assets resulting from capital share transactions		59,280,835		29,067,746

Total increase in net assets		55,002,917		30,684,153

Net assets
Beginning of period		49,910,715		19,226,562

End of period		$104,913,632		$49,910,715

Undistributed net investment income		$25,972		$309

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares—Series M	Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.61	$10.93	$10.28	$10.26	$9.06
Net investment income	0.44	0.44	0.52	0.52	0.55
Net realized and unrealized gains (losses) on investments	(0.60)	0.93	0.70	0.14	1.70

Total from investment operations	(0.16)	1.37	1.22	0.66	2.25
Distributions to shareholders from
Net investment income	(0.43)	(0.44)	(0.52)	(0.52)	(0.55)
Net realized gains	(0.03)	(0.25)	(0.05)	(0.12)	(0.50)

Total distributions to shareholders	(0.46)	(0.69)	(0.57)	(0.64)	(1.05)
Net asset value, end of period	$10.99	$11.61	$10.93	$10.28	$10.26
Total return	(1.37)%	12.81%	12.18%	6.53%	25.50%
Ratios to average net assets (annualized)
Net expenses[1]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.94%	3.76%	4.91%	4.93%	5.50%
Supplemental data
Portfolio turnover rate	56%	57%	47%	41%	157%
Net assets, end of period (000s omitted)	$104,914	$49,911	$19,227	$7,957	$5,257

1.	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term. For the years ended December 31, 2013, December 31, 2012 and December 31, 2011 the Fund’s gross expense ratios were 0.08%, 0.24% and 0.88%, respectively.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares—Series M	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares—Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees of the Fund has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to

20	Wells Fargo Managed Account CoreBuilder Shares—Series M	Notes to financial statements (unaudited)

purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At December 31, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized losses on investments
$56	$(56)

As of December 31, 2013, the Fund had capital loss carryforwards which consist of $444,896 in short-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares—Series M	21

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$102,792,715	$368,438	$103,161,153

Short-term investments
Investment companies	739,758	0	0	739,758
	$739,758	$102,792,715	$368,438	$103,900,911

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2013 were $100,053,344 and $41,746,904, respectively.

6. DERIVATIVE TRANSACTIONS

During the year ended December 31, 2013, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

As of December 31, 2013, the Fund did not have any open futures contracts but had an average notional amount of $550,042 in short futures contracts during the year ended December 31, 2013. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the

22	Wells Fargo Managed Account CoreBuilder Shares—Series M	Notes to financial statements (unaudited)

Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended December 31, 2013, the Fund paid $78 in commitment fees.

For the year ended December 31, 2013, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

	Year ended December 31
	2013	2012
Ordinary income	$ 199,121	$664,670
Tax-exempt income	2,965,004	1,330,248
Long-term capital gain	84,825	427,514

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$431,188	$(1,352,323)	$(444,896)

9. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At December 31, 2013, the following shareholders held 44.58% of the outstanding shares of the Fund:

% of ownership
Morgan Stanley Smith Barney LLC	24.13%
Pershing LLC	20.45%

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Managed Account CoreBuilder Shares—Series M	23

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of December 31, 2013, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Managed Account CoreBuilder Shares – Series M as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2014

24	Wells Fargo Managed Account CoreBuilder Shares—Series M	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $84,825 was designated as long-term capital gain distributions for the fiscal year ended December 31, 2013.

For the fiscal year ended December 31, 2013, $78,052 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended December 31, 2013, $121,069 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 97.44% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2013.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series M	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto,President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Managed Account CoreBuilder Shares—Series M	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Managed Account CoreBuilder Shares—Series M	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about the Fund is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222091 02-14 ACBM/AR130 12-13

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended December 31, 2013	Fiscal year ended December 31, 2012
Audit fees	$30,580	$27,880
Audit-related fees	—	—
Tax fees (1)	2,910	2,840
All other fees	—	—

	$33,490	$30,720

(1)	Tax fees consist of fees for tax compliance, tax advice and tax planning.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f)	Not applicable

(g)	Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: February 27, 2014

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: February 27, 2014